Document and Entity Information	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	DCP MIDSTREAM, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32678
Entity Tax Identification Number	03-0567133
Entity Address, Address Line One	370 17th Street
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	595-3331
Entity Central Index Key	0001338065
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series B Preferred Limited Partners [Member]
Trading Symbol	DCP PRB
Title of 12(b) Security	7.875% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Security Exchange Name	NYSE
Series C Preferred Limited Partners [Member]
Trading Symbol	DCP PRC
Title of 12(b) Security	7.95% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Security Exchange Name	NYSE
Limited Partner [Member]
Trading Symbol	DCP
Title of 12(b) Security	Common units representing limited partnership interests
Security Exchange Name	NYSE